ANNUAL REPORT
TEMPLETON FOREIGN FUND

[GRAPHIC]

                                                                 AUGUST 31, 2001





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Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.



[PHOTO OF JEFFREY A. EVERETT, CFA]


JEFFREY A. EVERETT, CFA
Portfolio Manager
Templeton Foreign Fund



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SHAREHOLDER LETTER


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Your Fund's Goal: Templeton Foreign Fund seeks long-term capital growth. Under normal market conditions, the Fund invests mainly in the equity securities of companies located outside the United States, including emerging markets.
--------------------------------------------------------------------------------


Dear Shareholder:

This annual report for Templeton Foreign Fund covers the fiscal year ended August 31, 2001. During the 12 months under review, global investors faced a challenging environment due to a decelerating world economy, decreasing corporate sales and earnings, and continued layoffs. In addition, the U.S. dollar's strength diminished investment returns denominated in other currencies.

Responding to the domestic economic slowdown, the U.S. Federal Reserve Board cut the federal funds target rate seven times during the Fund's fiscal year by a total of 300 basis points (3.0%). These interest rate cuts seemed to instill confidence in U.S. consumers who continued to purchase big-ticket items such as cars and houses. The European Central Bank (ECB), the Bank of England and



CONTENTS

Shareholder Letter ........................................................    1

Performance Summary .......................................................    8

Financial Highlights & Statement of Investments ...........................   13

Financial Statements ......................................................   23

Notes to Financial Statements .............................................   26

Independent Auditors' Report ..............................................   31

Tax Designation ...........................................................   32




FUND CATEGORY

[PYRAMID GRAPHIC]



The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 17.

GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
8/31/01

[PIE CHART]

Europe                                                                     47.0%

Asia                                                                       28.9%

North America                                                              11.9%

Latin America                                                               6.4%

Australia & New Zealand                                                     3.1%

Short-Term Investments & Other Net Assets                                   2.7%



the Bank of Canada enacted similar, albeit less aggressive, monetary policy easings. Until May 2001, the ECB's main objective was fighting inflation, and it was therefore reluctant to lower interest rates. However, evidence of decreasing business activity within the euro zone (the 12 countries comprising the European Monetary Union), particularly in manufacturing, combined with concerns over the impact the U.S. slowdown might have on European growth, prompted the ECB to reassess its priorities. Another important factor was the persistent weakness of the euro, which hovered near prior lows against the U.S. dollar. In our opinion, this weakness was tied to fundamentals and investor psychology even though we felt the euro was modestly undervalued. We believe if progress is made toward European restructuring coupled with a narrowing of the growth gap between the U.S. and Europe, these developments could contribute to a stronger euro.

Japan's economic situation continued to preoccupy investors, and the country's stock market, which remained under pressure during most of the period, reflected these concerns. However, Junichiro Koizumi's election as prime minister in April and his party's subsequent triumph over control of the Japanese Upper House in July provided some relief to the nation's stock market performance. Koizumi is expected to infuse Japan with much-needed political and economic reforms, but it will take time before we see how far he is willing to go.

After declining for most of 2000, many of the world's equity markets began the year 2001 favorably. However, following a brief January rally, renewed signs of economic weakness in the

U.S. and abroad re-exerted pressure on stock prices. During this challenging time, Templeton Foreign Fund - Class A posted a -4.08% one-year cumulative total return as of August 31, 2001, as shown in the Performance Summary beginning on page 8. By comparison, our benchmark, the Morgan Stanley Capital International Europe Australasia Far East (MSCI(R) EAFE(R)) Index posted a -24.08% one-year cumulative total return for the same period.(1)

Throughout the reporting period, we adhered to our time-tested investment philosophy of searching the globe for undervalued securities. We used this historically volatile period in equities worldwide as an opportunity to add stocks that we believe will benefit the Fund over the long term and sell stocks that had become too expensive according to our research. During the fiscal year under review, we did not consider global stock valuations in general to be cheap. However, we identified a number of stocks that in our opinion were undervalued and incorporated them into our portfolio. New positions included the world's leading car-safety equipment producer Autoliv (Sweden), alternative telecommunications carrier Cable & Wireless (U.K.) and electronics mammoth NEC (Japan). Conversely, we took profits from some portfolio holdings that performed well. These stocks included two U.K. companies, electric utility Powergen and clothing, food and household items retailer Marks and Spencer. We also trimmed our position in National Australia Bank as we took advantage of the stock's recent price appreciation.


TOP 10 COUNTRIES
Based on Equity Investments
8/31/01

                                                                      % OF TOTAL
                                                                      NET ASSETS
--------------------------------------------------------------------------------
U.K.                                                                       12.9%

Hong Kong                                                                  12.1%

Japan                                                                       8.6%

Germany                                                                     7.4%

Netherlands                                                                 5.4%

Spain                                                                       5.2%

South Korea                                                                 4.8%

Sweden                                                                      4.5%

Finland                                                                     4.2%

France                                                                      3.2%



1. Source: Standard & Poor's Micropal. The unmanaged MSCI EAFE Index is an equity index that measures the total returns (gross dividends are reinvested) of equity securities in the developed markets in Europe, Australasia and the Far East. Securities included in the index are weighted according to their market capitalization (outstanding shares times price). One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

TOP 10 EQUITY HOLDINGS
8/31/01

COMPANY                                                               % OF TOTAL
INDUSTRY, COUNTRY                                                     NET ASSETS
--------------------------------------------------------------------------------
Cheung Kong Holdings Ltd.                                                2.4%
Real Estate, Hong Kong

Unilever PLC                                                             2.4%
Food Products, U.K.

E.On AG                                                                  2.0%
Electric Utilities, Germany

Fuji Photo Film Co. Ltd.                                                 1.9%
Leisure Equipment &
Products, Japan

HSBC Holdings PLC                                                        1.9%
Banks, Hong Kong

Iberdrola SA, Br.                                                        1.7%
Electric Utilities, Spain

Volkswagen AG, pfd.                                                      1.7%
Automobiles, Germany

UPM-Kymmene Corp.                                                        1.7%
Paper & Forest
Products, Finland

Telefonos de Mexico SA
de CV (Telmex), ADR                                                      1.7%
Diversified Telecommunication
Services, Mexico

Rolls-Royce PLC                                                          1.6%
Aerospace & Defense, U.K.


Despite a difficult investment environment for equities as a whole, value investing continued to outpace growth investing. The MSCI World Value Index returned -10.96% for the year ended August 31, 2001, while the MSCI World Growth Index posted a -38.31% return for the same period.(2) We held many stocks in traditionally value-oriented industries, and these holdings contributed positively to the Fund's performance. Among them were several banks (Guoco Group, Banco Popular Espanol and Alliance & Leicester), utilities (E.On, Iberdrola and CLP Holdings), chemicals producers (DSM and BASF) and paper & forest products companies (UPM-Kymmene). However, our exposure to a few telecommunications- and technology-related companies from Japan (Nippon Telegraph & Telephone, Fujitsu and Hitachi) negatively impacted our portfolio's performance.

A weak euro affected the portfolio by reducing our euro-denominated holdings' U.S. dollar returns. However, European export-oriented companies such as BASF (Germany) and Stora Enso (Finland) benefited and partially offset the effect of their weaker currency. European consolidation, which continued during the period, also contributed to the Fund's performance. In February 2001, the world's leading international ceramic clay producer Watts Blake Bearne acquired building and industrial materials manufacturer Hepworth. Toward the Fund's fiscal year-end, German power utility E.On unveiled a $7.4 billion agreed bid for Powergen, Britain's fourth-largest electric utility. This acquisition announcement positively



2. Source: Standard & Poor's Micropal. The unmanaged MSCI World Value Index is capitalization-weighted (outstanding shares times price) and measures the total returns (gross dividends are reinvested) of equity securities with low price/book value ratios in the developed markets globally. The unmanaged MSCI World Growth Index is capitalization-weighted and measures the total returns (gross dividends are reinvested) of equity securities with high price/book value ratios in the developed markets globally. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

impacted not only these stocks, but also the entire sector, and generally benefited the Fund's other utility holdings. We anticipate further consolidation will be considered by European utility companies, which we estimate have approximately 130 billion euros available for investment.

Looking forward, we do not foresee the current global economic slowdown becoming a deep, synchronized global recession. We anticipate monetary support already in place to start stimulating the world's economies. It is our belief that in the near term, improved earnings visibility could begin to provide the basis for a sustainable recovery in world equities. Among its diverse portfolio holdings, Templeton Foreign Fund holds shares in some of the world's best-managed corporations, which we believe are well-positioned to take advantage of an economic upturn. In the meantime, we will continue to pursue our goal of finding and researching undervalued stocks that will help our investors best achieve their long-term financial goals.

Along with the rest of America and the world, the Templeton organization was deeply shocked and saddened by the terrorist acts on American soil as I prepared this letter. We pray for and offer our deep sympathy to the victims, the survivors, and all those who have been impacted by this tragedy.

As noted, your portfolio is composed of high-quality companies from around the world, and we are confident that these investments will withstand the impact of short-term market disruptions. In addition, the world's central banks, which oversee the global commercial banking system, have pledged to collectively maintain the worldwide financial system's integrity by providing liquidity as needed. Furthermore, history demonstrates that during periods of great uncertainty -- caused by either financial or social upheaval -- any detrimental financial market reaction has been temporary, followed by a period of greater market expansion. We have no reason to believe that the financial aftermath of recent assaults on America should be any different.

In these uncertain times, we draw on Templeton's fundamental investment approach, which is focused on the long term, and we encourage you to do the same. We will continue to concentrate on our stock selection approach by investing in companies whose security prices do not reflect their long-term earnings potential. In our fiduciary capacity, our managers will thoroughly review your portfolio and make rational and measured adjustments. In doing so, we seek to ensure that there are no long-term impairments to value. We do not anticipate making any major shifts to your holdings, but are certainly aware that we must make every effort to safeguard the assets that have been put under our care.

It is important to note that there are special risks involved with foreign investing related to market, currency, economic, social, political and other factors. Emerging market securities involve similar but heightened risks, in addition to those associated with the relatively small size and lesser liquidity of those markets. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, severe market corrections. For example, the MSCI Mexico Free Index has increased 1,300% in the past 13 years, but has suffered five quarterly declines of more than 15% during that time.(3) Although short-term volatility can be disconcerting, declines in excess of 50% are not unusual in emerging markets. These risks and other considerations are discussed in the Fund's prospectus.

Thank you for investing in Templeton Foreign Fund. We welcome your comments and look forward to serving you in the future.

Sincerely,


/s/ JEFFREY A. EVERETT

Jeffrey A. Everett, CFA
Portfolio Manager
Templeton Foreign Fund



3. Source: Standard & Poor's Micropal. Based on quarterly percentage price change over 13 years ended 6/30/01. Market return is measured in U.S. dollars and does not include reinvested dividends. The unmanaged MSCI Mexico Free Index is a capitalization-weighted (outstanding shares times price) index that reflects actual buyable opportunities for global investors by taking into account local market restrictions on share ownership by foreign investors.


--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of August 31, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

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CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to
7/1/92, Fund shares were offered at a higher initial sales charge; thus actual total returns would have been lower. Effective 1/1/93, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.
--------------------------------------------------------------------------------


PERFORMANCE SUMMARY AS OF 8/31/01

Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. All total returns include reinvested distributions at net asset value.


PRICE AND DISTRIBUTION INFORMATION

CLASS A                                 CHANGE          8/31/01          8/31/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                  -$0.87            $9.69            $10.56

DISTRIBUTIONS (9/1/00 - 8/31/01)
Dividend Income                         $0.2295
Short-Term Capital Gain                 $0.1042
Long-Term Capital Gain                  $0.1039
                                        -------
       Total                            $0.4376

CLASS B                                 CHANGE          8/31/01          8/31/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                  -$0.87            $9.56            $10.43

DISTRIBUTIONS (9/1/00 - 8/31/01)
Dividend Income                         $0.1681
Short-Term Capital Gain                 $0.1042
Long-Term Capital Gain                  $0.1039
                                        -------
       Total                            $0.3762

CLASS C                                 CHANGE          8/31/01          8/31/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                  -$0.84            $9.55            $10.39

DISTRIBUTIONS (9/1/00 - 8/31/01)
Dividend Income                         $0.1469
Short-Term Capital Gain                 $0.1042
Long-Term Capital Gain                  $0.1039
                                        -------
       Total                            $0.3550

ADVISOR CLASS                           CHANGE          8/31/01          8/31/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                  -$0.87            $9.69            $10.56

DISTRIBUTIONS (9/1/00 - 8/31/01)
Dividend Income                         $0.2572
Short-Term Capital Gain                 $0.1042
Long-Term Capital Gain                  $0.1039
                                        -------
       Total                            $0.4653


Templeton Foreign Fund paid distributions derived from long-term capital gains of 10.39 cents ($0.1039) per share in December 2000. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).

PERFORMANCE

CLASS A                                   1-YEAR          5-YEAR         10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return(1)                -4.08%          38.50%         140.41%

Average Annual Total Return(2)            -9.56%           5.47%           8.52%

Value of $10,000 Investment(3)            $9,044         $13,052         $22,655

Avg. Ann. Total Return (9/30/01)(4)      -17.63%           2.65%           6.95%

                                                                       INCEPTION
CLASS B                                                   1-YEAR        (1/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                                -4.75%         23.14%

Average Annual Total Return(2)                            -8.41%          7.13%

Value of $10,000 Investment(3)                            $9,159        $12,014

Avg. Ann. Total Return (9/30/01)(4)                      -16.60%          2.00%

                                                                       INCEPTION
CLASS C                                   1-YEAR          5-YEAR        (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                -4.68%          33.66%         53.78%

Average Annual Total Return(2)            -6.50%           5.76%          6.86%

Value of $10,000 Investment(3)            $9,350         $13,231        $15,228

Avg. Ann. Total Return (9/30/01)(4)      -14.89%           2.90%          4.70%

ADVISOR CLASS(5)                          1-YEAR          5-YEAR         10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return(1)                -3.81%          41.34%         145.33%

Average Annual Total Return(2)            -3.81%           7.16%           9.39%

Value of $10,000 Investment(3)            $9,619         $14,134         $24,533

Avg. Ann. Total Return (9/30/01)(4)      -12.29%           4.31%           7.82%


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were 30.09% and 5.80%.


--------------------------------------------------------------------------------
Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------


For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.


Past performance does not guarantee future results.

TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvested dividends. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

                          AVERAGE ANNUAL TOTAL RETURN
CLASS A                                                                  8/31/01
--------------------------------------------------------------------------------
1-Year                                                                    -9.56%

5-Year                                                                     5.47%

10-Year                                                                    8.52%

CLASS A (9/1/91 - 8/31/01)
Templeton Foreign Fund
Annual Report
August 31, 2001

APPENDIX
DESCRIPTION OF GRAPHIC MATERIAL OMITTED FROM EDGAR FILING (PURSUANT TO ITEM 304
(a) OF REGULATION S-T)

GRAPHIC MATERIAL (1)

The following line graph compares the performance of Templeton Foreign Fund - Class A with that of the MSCI World Index(6) and the CPI(6) based on a $10,000 investment from 09/01/91 to 8/31/01.


 PERIOD       TEMPLETON          MSCI EAFE                CPI               MSCI                  CPI
             FOREIGN FUND -        INDEX                                    EAFE
              CLASS A*
09/01/1991    $ 9,423              $10,000              $10,000
09/30/1991    $ 9,618              $10,567              $10,044              5.67%              0.44%
10/31/1991    $ 9,592              $10,719              $10,059              1.44%              0.15%
11/30/1991    $ 9,448              $10,222              $10,088             -4.64%              0.29%
12/31/1991    $ 9,860              $10,753              $10,095              5.20%              0.07%
01/31/1992    $ 9,981              $10,526              $10,110             -2.11%              0.15%
02/29/1992    $10,144              $10,153              $10,147             -3.55%              0.36%
03/31/1992    $ 9,972              $ 9,486              $10,199             -6.57%              0.51%
04/30/1992    $10,343              $ 9,533              $10,213              0.50%              0.14%
05/31/1992    $10,924              $10,174              $10,227              6.72%              0.14%
06/30/1992    $10,726              $ 9,695              $10,264             -4.71%              0.36%
07/31/1992    $10,446              $ 9,449              $10,286             -2.53%              0.21%
08/31/1992    $10,239              $10,046              $10,314              6.31%              0.28%
09/30/1992    $10,028              $ 9,851              $10,343             -1.94%              0.28%
10/31/1992    $ 9,679              $ 9,336              $10,379             -5.22%              0.35%
11/30/1992    $ 9,720              $ 9,427              $10,394              0.97%              0.14%
12/31/1992    $ 9,869              $ 9,479              $10,387              0.55%             -0.07%
01/31/1993    $10,041              $ 9,481              $10,438              0.02%              0.49%
02/28/1993    $10,272              $ 9,770              $10,474              3.05%              0.35%
03/31/1993    $10,680              $10,625              $10,511              8.75%              0.35%
04/30/1993    $11,028              $11,636              $10,540              9.52%              0.28%
05/31/1993    $11,287              $11,885              $10,555              2.14%              0.14%
06/30/1993    $11,148              $11,702              $10,570             -1.54%              0.14%
07/31/1993    $11,408              $12,114              $10,570              3.52%              0.00%
08/31/1993    $12,144              $12,771              $10,599              5.42%              0.28%
09/30/1993    $12,047              $12,486              $10,622             -2.23%              0.21%
10/31/1993    $12,704              $12,873              $10,665              3.10%              0.41%
11/30/1993    $12,490              $11,751              $10,673             -8.72%              0.07%
12/31/1993    $13,503              $12,601              $10,673              7.24%              0.00%
01/31/1994    $14,128              $13,670              $10,701              8.48%              0.27%
02/28/1994    $13,884              $13,634              $10,738             -0.26%              0.34%
03/31/1994    $13,498              $13,049              $10,774             -4.29%              0.34%
04/30/1994    $13,727              $13,607              $10,789              4.27%              0.14%
05/31/1994    $13,727              $13,532              $10,797             -0.55%              0.07%
06/30/1994    $13,455              $13,727              $10,834              1.44%              0.34%
07/31/1994    $13,956              $13,861              $10,863              0.98%              0.27%
08/31/1994    $14,328              $14,192              $10,906              2.39%              0.40%
09/30/1994    $14,099              $13,748              $10,936             -3.13%              0.27%
10/31/1994    $14,295              $14,209              $10,943              3.35%              0.07%
11/30/1994    $13,778              $13,530              $10,958             -4.78%              0.13%
12/31/1994    $13,550              $13,618              $10,958              0.65%              0.00%
01/31/1995    $13,319              $13,097              $11,002             -3.82%              0.40%
02/28/1995    $13,503              $13,063              $11,046             -0.26%              0.40%
03/31/1995    $13,611              $13,882              $11,082              6.27%              0.33%
04/30/1995    $14,072              $14,409              $11,119              3.79%              0.33%
05/31/1995    $14,394              $14,240              $11,141             -1.17%              0.20%
06/30/1995    $14,456              $13,994              $11,163             -1.73%              0.20%
07/31/1995    $15,117              $14,868              $11,163              6.25%              0.00%
08/31/1995    $14,779              $14,305              $11,192             -3.79%              0.26%
09/30/1995    $15,024              $14,588              $11,214              1.98%              0.20%
10/31/1995    $14,643              $14,200              $11,251             -2.66%              0.33%
11/30/1995    $14,805              $14,599              $11,244              2.81%             -0.07%
12/31/1995    $15,061              $15,190              $11,236              4.05%             -0.07%
01/31/1996    $15,553              $15,255              $11,302              0.43%              0.59%
02/29/1996    $15,684              $15,310              $11,338              0.36%              0.32%
03/31/1996    $15,766              $15,640              $11,397              2.15%              0.52%
04/30/1996    $16,176              $16,098              $11,442              2.93%              0.39%
05/31/1996    $16,340              $15,805              $11,463             -1.82%              0.19%
06/30/1996    $16,423              $15,898              $11,470              0.59%              0.06%
07/31/1996    $15,980              $15,437              $11,492             -2.90%              0.19%
08/31/1996    $16,357              $15,474              $11,514              0.24%              0.19%
09/30/1996    $16,537              $15,889              $11,551              2.68%              0.32%
10/31/1996    $16,737              $15,730              $11,588             -1.00%              0.32%
11/30/1996    $17,367              $16,359              $11,610              4.00%              0.19%
12/31/1996    $17,771              $16,153              $11,610             -1.26%              0.00%
01/31/1997    $18,012              $15,591              $11,647             -3.48%              0.32%
02/28/1997    $18,200              $15,850              $11,683              1.66%              0.31%
03/31/1997    $18,389              $15,911              $11,712              0.39%              0.25%
04/30/1997    $18,492              $15,999              $11,726              0.55%              0.12%
05/31/1997    $19,109              $17,044              $11,719              6.53%             -0.06%
06/30/1997    $19,761              $17,988              $11,733              5.54%              0.12%
07/31/1997    $20,310              $18,283              $11,747              1.64%              0.12%
08/31/1997    $19,555              $16,921              $11,770             -7.45%              0.19%
09/30/1997    $20,653              $17,872              $11,799              5.62%              0.25%
10/31/1997    $19,122              $16,503              $11,829             -7.66%              0.25%
11/30/1997    $18,918              $16,338              $11,821             -1.00%             -0.06%
12/31/1997    $18,953              $16,485              $11,807              0.90%             -0.12%
01/31/1998    $19,029              $17,243              $11,830              4.60%              0.19%
02/28/1998    $20,058              $18,354              $11,852              6.44%              0.19%
03/31/1998    $20,991              $18,923              $11,875              3.10%              0.19%
04/30/1998    $21,106              $19,076              $11,896              0.81%              0.18%
05/31/1998    $20,229              $18,988              $11,917             -0.46%              0.18%
06/30/1998    $19,448              $19,136              $11,932              0.78%              0.12%
07/31/1998    $19,220              $19,335              $11,946              1.04%              0.12%
08/31/1998    $16,058              $16,943              $11,960            -12.37               0.12%
09/30/1998    $16,096              $16,428              $11,975             -3.04%              0.12%
10/31/1998    $17,790              $18,145              $12,004             10.45%              0.24%
11/30/1998    $18,392              $19,080              $12,004              5.15%              0.00%
12/31/1998    $18,027              $19,837              $11,996              3.97%             -0.06%
01/31/1999    $17,726              $19,783              $12,025             -0.27%              0.24%
02/28/1999    $17,576              $19,317              $12,040             -2.36%              0.12%
03/31/1999    $19,144              $20,128              $12,076              4.20%              0.30%
04/30/1999    $21,722              $20,947              $12,164              4.07%              0.73%
05/31/1999    $20,734              $19,873              $12,164             -5.13%              0.00%
06/30/1999    $22,131              $20,652              $12,164              3.92%              0.00%
07/31/1999    $22,367              $21,271              $12,200              3.00%              0.30%
08/31/1999    $22,539              $21,354              $12,230              0.39%              0.24%
09/30/1999    $22,023              $21,574              $12,288              1.03%              0.48%
10/31/1999    $22,017              $22,387              $12,310              3.77%              0.18%
11/30/1999    $23,102              $23,171              $12,318              3.50%              0.06%
12/31/1999    $25,095              $25,254              $12,318              8.99%              0.00%
01/31/2000    $23,239              $23,653              $12,355             -6.34%              0.30%
02/29/2000    $22,747              $24,294              $12,428              2.71%              0.59%
03/31/2000    $23,686              $25,241              $12,530              3.90%              0.82%
04/30/2000    $22,903              $23,919              $12,537             -5.24%              0.06%
05/31/2000    $22,970              $23,340              $12,552             -2.42%              0.12%
06/30/2000    $23,820              $24,257              $12,617              3.93%              0.52%
07/31/2000    $23,552              $23,246              $12,646             -4.17%              0.23%
08/31/2000    $23,619              $23,452              $12,646              0.89%              0.00%
09/30/2000    $22,881              $22,315              $12,712             -4.85%              0.52%
10/31/2000    $22,693              $21,793              $12,734             -2.34%              0.17%
11/30/2000    $22,808              $20,980              $12,741             -3.73%              0.06%
12/31/2000    $24,174              $21,731              $12,734              3.58%             -0.06%
01/31/2001    $24,408              $21,720              $12,814             -0.05%              0.63%
02/28/2001    $23,917              $20,093              $12,865             -7.49%              0.40%
03/31/2001    $22,234              $18,763              $12,895             -6.62%              0.23%
04/30/2001    $23,520              $20,078              $12,946              7.01%              0.40%
05/31/2001    $23,496              $19,386              $13,005             -3.45%              0.45%
06/30/2001    $23,099              $18,601              $13,027             -4.05%              0.17%
07/31/2001    $22,748              $18,264              $12,990             -1.81%             -0.28%
08/31/2001    $22,655              $17,806              $12,990             -2.51%              0.00%

                          AVERAGE ANNUAL TOTAL RETURN
CLASS B                                                                  8/31/01
--------------------------------------------------------------------------------
1-Year                                                                    -8.41%

Since Inception (1/1/99)                                                   7.13%

CLASS B (1/1/99 - 8/31/01)
GRAPHIC MATERIAL (2)

The following line graph compares the performance of Templeton Foreign Fund - Class B with that of the MSCI World Index(6) and the CPI(6) based on a $10,000 investment from 01/01/99 to 8/31/01.


  PERIOD      TEMPLETON            MSCI EAFE              CPI               MSCI                  CPI
             FOREIGN FUND -          INDEX                                  EAFE
                  B*
01/01/1999      $10,000             $10,000             $10,000
01/31/1999      $ 9,821             $ 9,973             $10,024             -0.27%               0.24%
02/28/1999      $ 9,738             $ 9,738             $10,036             -2.36%               0.12%
03/31/1999      $10,584             $10,147             $10,066              4.20%               0.30%
04/30/1999      $12,014             $10,560             $10,140              4.07%               0.73%
05/31/1999      $11,454             $10,018             $10,140             -5.13%               0.00%
06/30/1999      $12,217             $10,411             $10,140              3.92%               0.00%
07/31/1999      $12,348             $10,723             $10,170              3.00%               0.30%
08/31/1999      $12,431             $10,765             $10,194              0.39%               0.24%
09/30/1999      $12,133             $10,876             $10,243              1.03%               0.48%
10/31/1999      $12,136             $11,286             $10,262              3.77%               0.18%
11/30/1999      $12,714             $11,681             $10,268              3.50%               0.06%
12/31/1999      $13,808             $12,731             $10,268              8.99%               0.00%
01/31/2000      $12,779             $11,924             $10,299             -6.34%               0.30%
02/29/2000      $12,506             $12,247             $10,360              2.71%               0.59%
03/31/2000      $13,015             $12,724             $10,444              3.90%               0.82%
04/30/2000      $12,581             $12,058             $10,451             -5.24%               0.06%
05/31/2000      $12,606             $11,766             $10,463             -2.42%               0.12%
06/30/2000      $13,064             $12,228             $10,518              3.93%               0.52%
07/31/2000      $12,903             $11,718             $10,542             -4.17%               0.23%
08/31/2000      $12,928             $11,823             $10,542              0.89%               0.00%
09/30/2000      $12,519             $11,249             $10,597             -4.85%               0.52%
10/31/2000      $12,403             $10,986             $10,615             -2.34%               0.17%
11/30/2000      $12,467             $10,576             $10,621             -3.73%               0.06%
12/31/2000      $13,203             $10,955             $10,615              3.58%              -0.06%
01/31/2001      $13,319             $10,949             $10,682             -0.05%               0.63%
02/28/2001      $13,048             $10,129             $10,724             -7.49%               0.40%
03/31/2001      $12,121             $ 9,459             $10,749             -6.62%               0.23%
04/30/2001      $12,817             $10,122             $10,792              7.01%               0.40%
05/31/2001      $12,804             $ 9,772             $10,841             -3.45%               0.45%
06/30/2001      $12,572             $ 9,377             $10,859             -4.05%               0.17%
07/31/2001      $12,379             $ 9,207             $10,829             -1.81%              -0.28%
08/31/2001      $12,014             $ 8,976             $10,829             -2.51%               0.00%

                         AVERAGE ANNUAL TOTAL RETURN
CLASS C                                                                  8/31/01
--------------------------------------------------------------------------------
1-Year                                                                    -6.50%

5-Year                                                                     5.76%

Since Inception (5/1/95)                                                   6.86%

GRAPHIC MATERIAL (3)

The following line graph compares the performance of Templeton Foreign Fund - Class C with that of the MSCI World Index(6) and the CPI(6) based on a $10,000 investment from 5/01/95 to 8/31/01.

 PERIOD        TEMPLETON        MSCI EAFE                CPI                 MSCI               CPI
              FOREIGN FUND -     INDEX                                       EAFE
                 C*
05/01/1995      $ 9,903             $10,000             $10,000
05/31/1995      $10,119             $ 9,883             $10,020             -1.17%              0.20%
06/30/1995      $10,162             $ 9,712             $10,040             -1.73%              0.20%
07/31/1995      $10,617             $10,319             $10,040              6.25%              0.00%
08/31/1995      $10,379             $ 9,928             $10,066             -3.79%              0.26%
09/30/1995      $10,541             $10,125             $10,086              1.98%              0.20%
10/31/1995      $10,261             $ 9,855             $10,120             -2.66%              0.33%
11/30/1995      $10,386             $10,132             $10,112              2.81%             -0.07%
12/31/1995      $10,551             $10,542             $10,105              4.05%             -0.07%
01/31/1996      $10,897             $10,588             $10,165              0.43%              0.59%
02/29/1996      $10,978             $10,626             $10,198              0.36%              0.32%
03/31/1996      $11,024             $10,854             $10,251              2.15%              0.52%
04/30/1996      $11,313             $11,172             $10,291              2.93%              0.39%
05/31/1996      $11,416             $10,969             $10,310             -1.82%              0.19%
06/30/1996      $11,463             $11,034             $10,316              0.59%              0.06%
07/31/1996      $11,139             $10,714             $10,336             -2.90%              0.19%
08/31/1996      $11,393             $10,740             $10,356              0.24%              0.19%
09/30/1996      $11,520             $11,027             $10,389              2.68%              0.32%
10/31/1996      $11,654             $10,917             $10,422             -1.00%              0.32%
11/30/1996      $12,084             $11,354             $10,442              4.00%              0.19%
12/31/1996      $12,353             $11,211             $10,442             -1.26%              0.00%
01/31/1997      $12,509             $10,821             $10,475             -3.48%              0.32%
02/28/1997      $12,641             $11,000             $10,508              1.66%              0.31%
03/31/1997      $12,761             $11,043             $10,534              0.39%              0.25%
04/30/1997      $12,833             $11,104             $10,547              0.55%              0.12%
05/31/1997      $13,242             $11,829             $10,540              6.53%             -0.06%
06/30/1997      $13,686             $12,484             $10,553              5.54%              0.12%
07/31/1997      $14,059             $12,689             $10,565              1.64%              0.12%
08/31/1997      $13,518             $11,744             $10,586             -7.45%              0.19%
09/30/1997      $14,287             $12,404             $10,612              5.62%              0.25%
10/31/1997      $13,219             $11,454             $10,639             -7.66%              0.25%
11/30/1997      $13,063             $11,339             $10,632             -1.00%             -0.06%
12/31/1997      $13,081             $11,441             $10,619              0.90%             -0.12%
01/31/1998      $13,121             $11,967             $10,640              4.60%              0.19%
02/28/1998      $13,824             $12,738             $10,660              6.44%              0.19%
03/31/1998      $14,462             $13,133             $10,680              3.10%              0.19%
04/30/1998      $14,542             $13,239             $10,699              0.81%              0.18%
05/31/1998      $13,917             $13,178             $10,719             -0.46%              0.18%
06/30/1998      $13,373             $13,281             $10,731              0.78%              0.12%
07/31/1998      $13,214             $13,419             $10,744              1.04%              0.12%
08/31/1998      $11,022             $11,759             $10,757           - 12.37               0.12%
09/30/1998      $11,049             $11,402             $10,770             -3.04%              0.12%
10/31/1998      $12,195             $12,593             $10,796             10.45%              0.24%
11/30/1998      $12,613             $13,242             $10,796              5.15%              0.00%
12/31/1998      $12,359             $13,768             $10,789              3.97%             -0.06%
01/31/1999      $12,135             $13,730             $10,815             -0.27%              0.24%
02/28/1999      $12,031             $13,406             $10,828             -2.36%              0.12%
03/31/1999      $13,090             $13,969             $10,861              4.20%              0.30%
04/30/1999      $14,849             $14,538             $10,940              4.07%              0.73%
05/31/1999      $14,163             $13,792             $10,940             -5.13%              0.00%
06/30/1999      $15,102             $14,333             $10,940              3.92%              0.00%
07/31/1999      $15,266             $14,763             $10,973              3.00%              0.30%
08/31/1999      $15,371             $14,820             $10,999              0.39%              0.24%
09/30/1999      $14,998             $14,973             $11,052              1.03%              0.48%
10/31/1999      $15,002             $15,538             $11,072              3.77%              0.18%
11/30/1999      $15,719             $16,081             $11,079              3.50%              0.06%
12/31/1999      $17,067             $17,527             $11,079              8.99%              0.00%
01/31/2000      $15,806             $16,416             $11,112             -6.34%              0.30%
02/29/2000      $15,453             $16,861             $11,177              2.71%              0.59%
03/31/2000      $16,083             $17,518             $11,269              3.90%              0.82%
04/30/2000      $15,545             $16,600             $11,276             -5.24%              0.06%
05/31/2000      $15,576             $16,199             $11,289             -2.42%              0.12%
06/30/2000      $16,145             $16,835             $11,348              3.93%              0.52%
07/31/2000      $15,945             $16,133             $11,374             -4.17%              0.23%
08/31/2000      $15,976             $16,277             $11,374              0.89%              0.00%
09/30/2000      $15,468             $15,487             $11,433             -4.85%              0.52%
10/31/2000      $15,324             $15,125             $11,453             -2.34%              0.17%
11/30/2000      $15,419             $14,561             $11,460             -3.73%              0.06%
12/31/2000      $16,312             $15,082             $11,453              3.58%             -0.06%
01/31/2001      $16,456             $15,075             $11,525             -0.05%              0.63%
02/28/2001      $16,121             $13,945             $11,571             -7.49%              0.40%
03/31/2001      $14,973             $13,022             $11,598             -6.62%              0.23%
04/30/2001      $15,834             $13,935             $11,644              7.01%              0.40%
05/31/2001      $15,818             $13,454             $11,696             -3.45%              0.45%
06/30/2001      $15,531             $12,909             $11,716             -4.05%              0.17%
07/31/2001      $15,292             $12,676             $11,683             -1.81%             -0.28%
08/31/2001      $15,228             $12,358             $11,683             -2.51%              0.00%

                         AVERAGE ANNUAL TOTAL RETURN
ADVISOR CLASS(7)                                                         8/31/01
--------------------------------------------------------------------------------
1-Year                                                                    -3.81%

5-Year                                                                     7.16%

10-Year                                                                    9.39%

GRAPHIC MATERIAL (4)


The following line graph compares the performance of Templeton Foreign Fund - Advisor Class with that of the MSCI World Index(6) and the CPI(6) based on a $10,000 investment from 9/01/91 to 8/31/01.


 PERIOD        TEMPLETON          MSCI EAFE             CPI                MSCI                 CPI
              FOREIGN FUND -        INDEX                                  EAFE
               ADVISOR
                CLASS
09/01/1991     $10,000             $10,000             $10,000
09/30/1991     $10,207             $10,567             $10,044              5.67%              0.44%
10/31/1991     $10,179             $10,719             $10,059              1.44%              0.15%
11/30/1991     $10,026             $10,222             $10,088             -4.64%              0.29%
12/31/1991     $10,463             $10,753             $10,095              5.20%              0.07%
01/31/1992     $10,591             $10,526             $10,110             -2.11%              0.15%
02/29/1992     $10,765             $10,153             $10,147             -3.55%              0.36%
03/31/1992     $10,582             $ 9,486             $10,199             -6.57%              0.51%
04/30/1992     $10,975             $ 9,533             $10,213              0.50%              0.14%
05/31/1992     $11,593             $10,174             $10,227              6.72%              0.14%
06/30/1992     $11,382             $ 9,695             $10,264             -4.71%              0.36%
07/31/1992     $11,085             $ 9,449             $10,286             -2.53%              0.21%
08/31/1992     $10,866             $10,046             $10,314              6.31%              0.28%
09/30/1992     $10,642             $ 9,851             $10,343             -1.94%              0.28%
10/31/1992     $10,271             $ 9,336             $10,379             -5.22%              0.35%
11/30/1992     $10,315             $ 9,427             $10,394              0.97%              0.14%
12/31/1992     $10,473             $ 9,479             $10,387              0.55%             -0.07%
01/31/1993     $10,655             $ 9,481             $10,438              0.02%              0.49%
02/28/1993     $10,901             $ 9,770             $10,474              3.05%              0.35%
03/31/1993     $11,334             $10,625             $10,511              8.75%              0.35%
04/30/1993     $11,702             $11,636             $10,540              9.52%              0.28%
05/31/1993     $11,978             $11,885             $10,555              2.14%              0.14%
06/30/1993     $11,830             $11,702             $10,570             -1.54%              0.14%
07/31/1993     $12,106             $12,114             $10,570              3.52%              0.00%
08/31/1993     $12,887             $12,771             $10,599              5.42%              0.28%
09/30/1993     $12,784             $12,486             $10,622             -2.23%              0.21%
10/31/1993     $13,481             $12,873             $10,665              3.10%              0.41%
11/30/1993     $13,255             $11,751             $10,673             -8.72%              0.07%
12/31/1993     $14,329             $12,601             $10,673              7.24%              0.00%
01/31/1994     $14,992             $13,670             $10,701              8.48%              0.27%
02/28/1994     $14,734             $13,634             $10,738             -0.26%              0.34%
03/31/1994     $14,324             $13,049             $10,774             -4.29%              0.34%
04/30/1994     $14,567             $13,607             $10,789              4.27%              0.14%
05/31/1994     $14,567             $13,532             $10,797             -0.55%              0.07%
06/30/1994     $14,278             $13,727             $10,834              1.44%              0.34%
07/31/1994     $14,810             $13,861             $10,863              0.98%              0.27%
08/31/1994     $15,205             $14,192             $10,906              2.39%              0.40%
09/30/1994     $14,962             $13,748             $10,936             -3.13%              0.27%
10/31/1994     $15,170             $14,209             $10,943              3.35%              0.07%
11/30/1994     $14,621             $13,530             $10,958             -4.78%              0.13%
12/31/1994     $14,379             $13,618             $10,958              0.65%              0.00%
01/31/1995     $14,134             $13,097             $11,002             -3.82%              0.40%
02/28/1995     $14,330             $13,063             $11,046             -0.26%              0.40%
03/31/1995     $14,444             $13,882             $11,082              6.27%              0.33%
04/30/1995     $14,933             $14,409             $11,119              3.79%              0.33%
05/31/1995     $15,275             $14,240             $11,141             -1.17%              0.20%
06/30/1995     $15,340             $13,994             $11,163             -1.73%              0.20%
07/31/1995     $16,041             $14,868             $11,163              6.25%              0.00%
08/31/1995     $15,683             $14,305             $11,192             -3.79%              0.26%
09/30/1995     $15,944             $14,588             $11,214              1.98%              0.20%
10/31/1995     $15,539             $14,200             $11,251             -2.66%              0.33%
11/30/1995     $15,710             $14,599             $11,244              2.81%             -0.07%
12/31/1995     $15,982             $15,190             $11,236              4.05%             -0.07%
01/31/1996     $16,505             $15,255             $11,302              0.43%              0.59%
02/29/1996     $16,644             $15,310             $11,338              0.36%              0.32%
03/31/1996     $16,731             $15,640             $11,397              2.15%              0.52%
04/30/1996     $17,166             $16,098             $11,442              2.93%              0.39%
05/31/1996     $17,340             $15,805             $11,463             -1.82%              0.19%
06/30/1996     $17,427             $15,898             $11,470              0.59%              0.06%
07/31/1996     $16,957             $15,437             $11,492             -2.90%              0.19%
08/31/1996     $17,358             $15,474             $11,514              0.24%              0.19%
09/30/1996     $17,549             $15,889             $11,551              2.68%              0.32%
10/31/1996     $17,761             $15,730             $11,588             -1.00%              0.32%
11/30/1996     $18,430             $16,359             $11,610              4.00%              0.19%
12/31/1996     $18,859             $16,153             $11,610             -1.26%              0.00%
01/31/1997     $19,114             $15,591             $11,647             -3.48%              0.32%
02/28/1997     $19,332             $15,850             $11,683              1.66%              0.31%
03/31/1997     $19,532             $15,911             $11,712              0.39%              0.25%
04/30/1997     $19,660             $15,999             $11,726              0.55%              0.12%
05/31/1997     $20,315             $17,044             $11,719              6.53%             -0.06%
06/30/1997     $21,007             $17,988             $11,733              5.54%              0.12%
07/31/1997     $21,607             $18,283             $11,747              1.64%              0.12%
08/31/1997     $20,788             $16,921             $11,770             -7.45%              0.19%
09/30/1997     $21,971             $17,872             $11,799              5.62%              0.25%
10/31/1997     $20,339             $16,503             $11,829             -7.66%              0.25%
11/30/1997     $20,142             $16,338             $11,821             -1.00%             -0.06%
12/31/1997     $20,177             $16,485             $11,807              0.90%             -0.12%
01/31/1998     $20,258             $17,243             $11,830              4.60%              0.19%
02/28/1998     $21,352             $18,354             $11,852              6.44%              0.19%
03/31/1998     $22,365             $18,923             $11,875              3.10%              0.19%
04/30/1998     $22,487             $19,076             $11,896              0.81%              0.18%
05/31/1998     $21,555             $18,988             $11,917             -0.46%              0.18%
06/30/1998     $20,704             $19,136             $11,932              0.78%              0.12%
07/31/1998     $20,461             $19,335             $11,946              1.04%              0.12%
08/31/1998     $17,098             $16,943             $11,960             -12.37%             0.12%
09/30/1998     $17,139             $16,428             $11,975             -3.04%              0.12%
10/31/1998     $18,940             $18,145             $12,004             10.45%              0.24%
11/30/1998     $19,605             $19,080             $12,004              5.15%              0.00%
12/31/1998     $19,215             $19,837             $11,996              3.97%             -0.06%
01/31/1999     $18,895             $19,783             $12,025             -0.27%              0.24%
02/28/1999     $18,757             $19,317             $12,040             -2.36%              0.12%
03/31/1999     $20,406             $20,128             $12,076              4.20%              0.30%
04/30/1999     $23,177             $20,947             $12,164              4.07%              0.73%
05/31/1999     $22,124             $19,873             $12,164             -5.13%              0.00%
06/30/1999     $23,613             $20,652             $12,164              3.92%              0.00%
07/31/1999     $23,864             $21,271             $12,200              3.00%              0.30%
08/31/1999     $24,048             $21,354             $12,230              0.39%              0.24%
09/30/1999     $23,498             $21,574             $12,288              1.03%              0.48%
10/31/1999     $23,502             $22,387             $12,310              3.77%              0.18%
11/30/1999     $24,662             $23,171             $12,318              3.50%              0.06%
12/31/1999     $26,813             $25,254             $12,318              8.99%              0.00%
01/31/2000     $24,827             $23,653             $12,355             -6.34%              0.30%
02/29/2000     $24,301             $24,294             $12,428              2.71%              0.59%
03/31/2000     $25,330             $25,241             $12,530              3.90%              0.82%
04/30/2000     $24,493             $23,919             $12,537             -5.24%              0.06%
05/31/2000     $24,564             $23,340             $12,552             -2.42%              0.12%
06/30/2000     $25,473             $24,257             $12,617              3.93%              0.52%
07/31/2000     $25,186             $23,246             $12,646             -4.17%              0.23%
08/31/2000     $25,258             $23,452             $12,646              0.89%              0.00%
09/30/2000     $24,469             $22,315             $12,712             -4.85%              0.52%
10/31/2000     $24,267             $21,793             $12,734             -2.34%              0.17%
11/30/2000     $24,414             $20,980             $12,741             -3.73%              0.06%
12/31/2000     $25,875             $21,731             $12,734              3.58%             -0.06%
01/31/2001     $26,126             $21,720             $12,814             -0.05%              0.63%
02/28/2001     $25,625             $20,093             $12,865             -7.49%              0.40%
03/31/2001     $23,819             $18,763             $12,895             -6.62%              0.23%
04/30/2001     $25,198             $20,078             $12,946              7.01%              0.40%
05/31/2001     $25,198             $19,386             $13,005             -3.45%              0.45%
06/30/2001     $24,772             $18,601             $13,027             -4.05%              0.17%
07/31/2001     $24,396             $18,264             $12,990             -1.81%             -0.28%
08/31/2001     $24,533             $17,806             $12,990             -2.51%              0.00%

(6). Source: Standard & Poor's Micropal. The MSCI Europe Australasia Far East
(EAFE) Index is a capitalization-weighted (outstanding shares times price) equity index that measures the total returns (gross dividends are reinvested) of equity securities in the developed markets of Europe, Australasia and the Far East.

(7). Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.


Past performance does not guarantee future results.

TEMPLETON FOREIGN FUND

CLASS A

If you had invested $10,000 in Templeton Foreign Fund - Class A at inception, it would have been worth $113,333 on August 31, 2001. The chart below illustrates the cumulative total return of a hypothetical $10,000 investment in the Fund on October 5, 1982 (inception), reflecting the current, maximum sales charge and applicable fees and expenses with income dividends and capital gains reinvested as shown through August 31, 2001.*

GRAPHIC MATERIAL (5)

This chart shows in a logarithmic format the growth of a $10,000 investment in Templeton Foreign Fund - Class A from 10/05/82 to 08/31/01.



TEMPLETON FOREIGN FUND - CLASS A

               PRINCIPAL +   PRINCIPAL +    TOTAL VALUE      CPI
               DIVIDENDS     CAP GAINS

10/05/1982      $9,423       $9,423           $9,423         $10,000
12/31/1982      $9,823       $9,823           $9,823         $9,965
12/31/1983     $13,362       $13,217         $13,410         $10,343
12/31/1984     $13,094       $12,759         $13,250         $10,751
12/31/1985     $16,566       $15,735         $16,812         $11,160
12/31/1986     $19,903       $19,896         $21,648         $11,282
12/31/1987     $23,252       $24,190         $27,006         $11,782
12/31/1988     $26,865       $28,790         $32,946         $12,303
12/31/1989     $33,854       $36,619         $43,006         $12,875
12/31/1990     $31,870       $34,542         $41,712         $13,662
12/31/1991     $36,198       $40,076         $49,325         $14,080
12/31/1992     $34,964       $39,496         $49,372         $14,488
12/31/1993     $47,393       $53,489         $67,549         $14,886
12/31/1994     $45,397       $53,552         $67,783         $15,284
12/31/1995     $49,210       $58,571         $75,343         $15,672
12/31/1996     $57,909       $67,602         $88,903         $16,192
12/31/1997     $58,220       $71,753         $94,815         $16,468
12/31/1998     $51,688       $68,140         $90,181         $16,733
12/31/1999     $72,959       $92,229         $125,541        $17,181
12/31/2000     $69,994       $87,478         $120,935        $17,764
08/31/2001     $65,397       $81,850         $113,333        $18,121


*Cumulative total return represents the change in value of an investment over the indicated period. All figures reflect the current, maximum 5.75% initial sales charge. Prior to 7/1/92, these shares were offered at a higher initial sales charge. Thus, actual total return for purchasers of shares during the periods shown may differ. Effective 1/1/93, the Fund's Class A shares implemented a Rule 12b-1 plan, which affects subsequent performance.

Except as noted, all figures assume reinvestment of dividends and capital gains at net asset value. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. The historical data shown above pertain only to the Fund's Class A shares. The Fund offers three other share classes, subject to different fees and expenses, which affect their performance. Please see the prospectus for more details.


Past performance does not guarantee future results.

TEMPLETON FOREIGN FUND
Financial Highlights

                                                                                   CLASS A
                                                    ----------------------------------------------------------------------
                                                                            YEAR ENDED AUGUST 31,
                                                    ----------------------------------------------------------------------
                                                       2001          2000           1999           1998           1997
                                                    ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(For a share outstanding throughout the year)
Net asset value, beginning of year..............        $10.56         $10.49          $8.43         $11.40          $9.97
                                                    ----------------------------------------------------------------------
Income from investment operations:
 Net investment income..........................           .26            .23            .27            .30            .32
 Net realized and unrealized gains (losses).....          (.69)           .25           2.82          (2.11)          1.56
                                                    ----------------------------------------------------------------------
Total from investment operations................          (.43)           .48           3.09          (1.81)          1.88
                                                    ----------------------------------------------------------------------
Less distributions from:
 Net investment income..........................          (.23)          (.32)          (.26)          (.32)          (.28)
 Net realized gains.............................          (.21)          (.09)          (.77)          (.84)          (.17)
                                                    ----------------------------------------------------------------------
Total distributions.............................          (.44)          (.41)         (1.03)         (1.16)          (.45)
                                                    ----------------------------------------------------------------------
Net asset value, end of year....................         $9.69         $10.56         $10.49          $8.43         $11.40
                                                    ======================================================================
Total Return*...................................       (4.08)%          4.79%         40.36%       (17.89)%         19.55%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).................    $9,165,696    $11,489,339    $11,940,654    $10,745,504    $14,367,787
Ratios to average net assets:
 Expenses.......................................         1.18%          1.15%          1.13%          1.12%          1.08%
 Net investment income..........................         2.54%          2.14%          2.92%          2.79%          3.28%
Portfolio turnover rate.........................        21.38%         44.77%         26.11%         38.27%         37.28%

*Total return does not reflect sales commissions.
+Based on average weighted shares outstanding effective year ended August 31, 1999.

TEMPLETON FOREIGN FUND
Financial Highlights (continued)

                                                                           CLASS B
                                                                -----------------------------
                                                                    YEAR ENDED AUGUST 31,
                                                                -----------------------------
                                                                 2001       2000       1999+
                                                                -----------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the year)
Net asset value, beginning of year..........................     $10.43     $10.43      $8.39
                                                                -----------------------------
Income from investment operations:
 Net investment income......................................        .18        .16        .14
 Net realized and unrealized gains (losses).................       (.67)       .23       1.90
                                                                -----------------------------
Total from investment operations............................       (.49)       .39       2.04
                                                                -----------------------------
Less distributions from:
 Net investment income......................................       (.17)      (.30)        --
 Net realized gains.........................................       (.21)      (.09)        --
                                                                -----------------------------
Total distributions.........................................       (.38)      (.39)        --
                                                                -----------------------------
Net asset value, end of year................................      $9.56     $10.43     $10.43
                                                                =============================
Total Return*...............................................    (4.75)%      3.99%     24.31%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's).............................    $64,360    $53,313    $16,765
Ratios to average net assets:
 Expenses...................................................      1.93%      1.90%      1.91%**
 Net investment income......................................      1.83%      1.54%      2.14%**
Portfolio turnover rate.....................................     21.38%     44.77%     26.11%

*Total return does not reflect the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period January 1, 1999 (effective date) to August 31, 1999.
++Based on average weighted shares outstanding.
 14

TEMPLETON FOREIGN FUND
Financial Highlights (continued)

                                                                                     CLASS C
                                                       --------------------------------------------------------------------
                                                                              YEAR ENDED AUGUST 31,
                                                       --------------------------------------------------------------------
                                                         2001          2000           1999           1998           1997
                                                       --------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(For a share outstanding throughout the year)
Net asset value, beginning of year.................      $10.39         $10.31          $8.30         $11.25          $9.87
                                                       --------------------------------------------------------------------
Income from investment operations:
 Net investment income.............................         .18            .14            .19            .22            .26
 Net realized and unrealized gains (losses)........        (.66)           .25           2.79          (2.07)          1.52
                                                       --------------------------------------------------------------------
Total from investment operations...................        (.48)           .39           2.98          (1.85)          1.78
                                                       --------------------------------------------------------------------
Less distributions from:
 Net investment income.............................        (.15)          (.22)          (.20)          (.26)          (.23)
 Net realized gains................................        (.21)          (.09)          (.77)          (.84)          (.17)
                                                       --------------------------------------------------------------------
Total distributions................................        (.36)          (.31)          (.97)         (1.10)          (.40)
                                                       --------------------------------------------------------------------
Net asset value, end of year.......................       $9.55         $10.39         $10.31          $8.30         $11.25
                                                       ====================================================================
Total Return*......................................     (4.68)%          3.94%         39.45%       (18.46)%         18.65%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)....................    $899,275     $1,127,869     $1,196,084     $1,159,810     $1,303,639
Ratios to average net assets:
 Expenses..........................................       1.92%          1.90%          1.88%          1.87%          1.83%
 Net investment income.............................       1.80%          1.39%          2.15%          2.07%          2.62%
Portfolio turnover rate............................      21.38%         44.77%         26.11%         38.27%         37.28%

*Total return does not reflect sales commissions or the contingent deferred sales charge.
+Based on average weighted shares outstanding effective year ended August 31, 1999.

TEMPLETON FOREIGN FUND
Financial Highlights (continued)

                                                                                     ADVISOR CLASS
                                                               ----------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31,
                                                               ----------------------------------------------------------
                                                                 2001         2000        1999        1998        1997+
                                                               ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the year)
Net asset value, beginning of year.........................      $10.56       $10.50       $8.44      $11.42       $10.26
                                                               ----------------------------------------------------------
Income from investment operations:
 Net investment income.....................................         .28          .26         .29         .33          .07
 Net realized and unrealized gains (losses)................        (.68)         .24        2.81       (2.12)        1.09
                                                               ----------------------------------------------------------
Total from investment operations...........................        (.40)         .50        3.10       (1.79)        1.16
                                                               ----------------------------------------------------------
Less distributions from:
 Net investment income.....................................        (.26)        (.35)       (.27)       (.35)          --
 Net realized gains........................................        (.21)        (.09)       (.77)       (.84)          --
                                                               ----------------------------------------------------------
Total distributions........................................        (.47)        (.44)      (1.04)      (1.19)          --
                                                               ----------------------------------------------------------
Net asset value, end of year...............................       $9.69       $10.56      $10.50       $8.44       $11.42
                                                               ==========================================================
Total Return*..............................................     (3.81)%        5.03%      40.65%     (17.75)%      11.31%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)............................    $102,846     $117,129     $77,203     $50,022     $139,100
Ratios to average net assets:
 Expenses..................................................        .93%         .90%        .88%        .87%         .83%**
 Net investment income.....................................       2.78%        2.45%       3.18%       3.08%        3.37%**
Portfolio turnover rate....................................      21.38%       44.77%      26.11%      38.27%       37.28%

*Total return is not annualized.
**Annualized.
+For the period January 2, 1997 (effective date) to August 31, 1997.
++Based on average weighted shares outstanding effective year ended August 31, 1998.
                       See Notes to Financial Statements.
 16

TEMPLETON FOREIGN FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 2001

                                                                   COUNTRY            SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS 85.1%
AEROSPACE & DEFENSE 3.0%
BAE Systems PLC.............................................    United Kingdom        24,421,868     $   116,895,110
Rolls-Royce PLC.............................................    United Kingdom        53,219,493         168,279,321
Saab AB, B..................................................        Sweden             2,306,750          21,302,790
                                                                                                     ---------------
                                                                                                         306,477,221
                                                                                                     ---------------
AIRLINES 1.7%
SAS AB......................................................        Sweden             3,000,000          23,254,924
Singapore Airlines Ltd. ....................................      Singapore           22,479,200         154,895,435
                                                                                                     ---------------
                                                                                                         178,150,359
                                                                                                     ---------------
AUTO COMPONENTS 1.6%
Autoliv Inc., SDR...........................................        Sweden             4,400,000          87,162,899
Michelin SA, B..............................................        France               735,678          23,021,262
Valeo SA....................................................        France             1,200,770          53,554,189
                                                                                                     ---------------
                                                                                                         163,738,350
                                                                                                     ---------------
AUTOMOBILES .9%
Bayerische Motorenwerke AG BMW..............................       Germany             1,323,150          42,185,998
Regie Nationale des Usines Renault SA.......................        France               974,460          40,230,000
Volkswagen AG...............................................       Germany               168,350           7,431,928
                                                                                                     ---------------
                                                                                                          89,847,926
                                                                                                     ---------------
BANKS 10.1%
Alliance & Leicester PLC....................................    United Kingdom        11,000,000         127,161,174
Australia & New Zealand Banking Group Ltd. .................      Australia           16,076,108         142,822,446
Banco Popular Espanol SA....................................        Spain              3,968,034         145,471,752
Deutsche Bank AG............................................       Germany             2,320,000         160,159,869
Foreningssparbanken AB, A...................................        Sweden             5,000,000          57,658,813
Guoco Group Ltd. ...........................................      Hong Kong           14,300,500          85,071,822
HSBC Holdings PLC...........................................      Hong Kong           16,534,036         193,431,984
National Australia Bank Ltd. ...............................      Australia            4,342,974          75,842,251
Nordea AB...................................................        Sweden             7,100,000          43,146,018
                                                                                                     ---------------
                                                                                                       1,030,766,129
                                                                                                     ---------------
BEVERAGES .3%
PanAmerican Beverages Inc., A...............................        Mexico             1,651,600          31,661,172
                                                                                                     ---------------
BUILDING PRODUCTS .2%
Novar PLC...................................................    United Kingdom         5,452,002          11,901,345
Toto Ltd. ..................................................        Japan              1,627,000           9,980,337
                                                                                                     ---------------
                                                                                                          21,881,682
                                                                                                     ---------------
CHEMICALS 4.7%
Akzo Nobel NV...............................................     Netherlands           3,350,000         148,192,388
BASF AG.....................................................       Germany             3,520,000         144,841,493
Bayer AG, Br. ..............................................       Germany               293,800           9,393,914

TEMPLETON FOREIGN FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 2001 (CONT.)

                                                                   COUNTRY            SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
CHEMICALS (CONT.)
DSM NV, Br. ................................................     Netherlands           4,338,885     $   161,550,455
*Elementis PLC..............................................    United Kingdom        17,383,196          14,245,628
                                                                                                     ---------------
                                                                                                         478,223,878
                                                                                                     ---------------
COMMERCIAL SERVICES & SUPPLIES .9%
*ASE Test Ltd. .............................................        Taiwan             1,509,200          16,661,568
Chubb PLC...................................................    United Kingdom        16,174,798          39,883,321
Kidde PLC...................................................    United Kingdom         6,315,000           7,304,787
Societe BIC SA..............................................        France               821,888          33,005,421
                                                                                                     ---------------
                                                                                                          96,855,097
                                                                                                     ---------------
COMPUTERS & PERIPHERALS 2.1%
Fujitsu Ltd. ...............................................        Japan              7,959,000          79,519,776
NEC Corp. ..................................................        Japan              7,962,000          97,078,795
Toshiba Corp. ..............................................        Japan              8,428,000          43,129,716
                                                                                                     ---------------
                                                                                                         219,728,287
                                                                                                     ---------------
*CONSTRUCTION & ENGINEERING
Kvaerner ASA, 144A..........................................        Norway               110,570             629,751
                                                                                                     ---------------
CONSTRUCTION MATERIALS 1.2%
Cemex SA, ADR...............................................        Mexico             3,927,175         101,124,756
Cheung Kong Infrastructure Holdings Ltd. ...................      Hong Kong           11,000,000          18,263,289
                                                                                                     ---------------
                                                                                                         119,388,045
                                                                                                     ---------------
DIVERSIFIED FINANCIALS 1.7%
Nomura Securities Co. Ltd. .................................        Japan              3,553,000          60,308,895
Swire Pacific Ltd., A.......................................      Hong Kong           24,227,900         117,725,763
                                                                                                     ---------------
                                                                                                         178,034,658
                                                                                                     ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES 4.9%
Cable & Wireless PLC........................................    United Kingdom        19,709,700          94,912,108
Korea Telecom Corp., ADR....................................     South Korea           1,930,000          40,124,700
Nippon Telegraph & Telephone Corp. .........................        Japan                 23,603         107,101,550
Nortel Inversora SA, B, ADR.................................      Argentina              562,600           3,938,200
Telecom Argentina Stet-France Telecom SA, B, ADR............      Argentina            3,228,900          31,320,330
Telecom Corp. of New Zealand Ltd. ..........................     New Zealand          23,744,000          52,399,435
Telefonos de Mexico SA de CV (Telmex), ADR..................        Mexico             4,645,350         169,369,461
                                                                                                     ---------------
                                                                                                         499,165,784
                                                                                                     ---------------
ELECTRIC UTILITIES 10.0%
CLP Holdings Ltd. ..........................................      Hong Kong           35,250,720         142,814,271
E.On AG.....................................................       Germany             3,750,000         205,400,127
Electrabel SA...............................................       Belgium               362,420          81,708,279
Endesa SA...................................................        Spain              4,500,000          74,598,056
Hong Kong Electric Holdings Ltd. ...........................      Hong Kong           39,578,200         150,451,759

TEMPLETON FOREIGN FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 2001 (CONT.)

                                                                   COUNTRY            SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
ELECTRIC UTILITIES (CONT.)
Iberdrola SA, Br. ..........................................        Spain             13,066,700     $   178,986,135
Innogy Holdings PLC.........................................    United Kingdom        12,000,000          40,206,544
*International Power PLC....................................    United Kingdom        12,000,000          48,213,042
Korea Electric Power Corp. .................................     South Korea           4,405,980          78,117,767
National Grid Group PLC.....................................    United Kingdom         2,870,293          19,525,520
                                                                                                     ---------------
                                                                                                       1,020,021,500
                                                                                                     ---------------
ELECTRICAL EQUIPMENT .3%
ABB Ltd. ...................................................     Switzerland           2,931,632          30,299,946
GP Batteries International Ltd. ............................      Singapore            5,151,398           4,880,739
                                                                                                     ---------------
                                                                                                          35,180,685
                                                                                                     ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS .7%
Hitachi Ltd. ...............................................        Japan              9,153,000          74,913,004
                                                                                                     ---------------
FOOD & DRUG RETAILING .2%
Dairy Farm International Holdings Ltd. .....................      Hong Kong           35,531,983          24,161,748
                                                                                                     ---------------
FOOD PRODUCTS 2.9%
Kikkoman Corp. .............................................        Japan              3,815,000          25,549,809
Northern Foods PLC..........................................    United Kingdom        15,268,667          32,666,053
Unilever PLC................................................    United Kingdom        28,200,000         240,508,239
                                                                                                     ---------------
                                                                                                         298,724,101
                                                                                                     ---------------
GAS UTILITIES 1.6%
TransCanada PipeLines Ltd. .................................        Canada            10,209,053         128,494,048
Transportadora de Gas del Sur SA, B, ADR....................      Argentina            5,377,500          35,330,175
                                                                                                     ---------------
                                                                                                         163,824,223
                                                                                                     ---------------
HOTELS RESTAURANTS & LEISURE .4%
Grand Hotel Holdings Ltd. ..................................      Hong Kong           26,284,000           2,999,149
Shangri-La Asia Ltd. .......................................      Hong Kong           44,874,000          36,245,314
                                                                                                     ---------------
                                                                                                          39,244,463
                                                                                                     ---------------
HOUSEHOLD DURABLES 1.8%
Koninklijke Philips Electronics NV..........................     Netherlands           5,164,100         139,222,898
LG Electronics Inc. ........................................     South Korea           2,000,000          20,195,695
Makita Corp. ...............................................        Japan              3,965,700          25,059,505
                                                                                                     ---------------
                                                                                                         184,478,098
                                                                                                     ---------------
INDUSTRIAL CONGLOMERATES 1.4%
Cookson Group PLC...........................................    United Kingdom        27,015,799          52,312,154
Hutchison Whampoa Ltd. .....................................      Hong Kong            2,000,000          17,051,719
Norsk Hydro ASA.............................................        Norway             1,596,650          69,238,317
                                                                                                     ---------------
                                                                                                         138,602,190
                                                                                                     ---------------

TEMPLETON FOREIGN FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 2001 (CONT.)

                                                                   COUNTRY            SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
INSURANCE 4.8%
Ace Ltd. ...................................................       Bermuda             1,596,000     $    52,939,320
AXA SA......................................................        France             4,000,000         109,183,395
Sampo-Leonia OYJ, A.........................................       Finland             5,942,400          51,008,884
Scor........................................................        France             1,402,080          63,169,378
XL Capital Ltd., A..........................................       Bermuda             1,449,000         120,267,000
Zurich Financial Services AG................................     Switzerland             342,832          96,848,679
                                                                                                     ---------------
                                                                                                         493,416,656
                                                                                                     ---------------
LEISURE EQUIPMENT & PRODUCTS 1.9%
Fuji Photo Film Co. Ltd. ...................................        Japan              5,300,000         196,848,872
                                                                                                     ---------------
MACHINERY 1.9%
METSO OYJ...................................................       Finland             5,571,422          50,405,453
Sandvik AB..................................................        Sweden             5,665,050         118,728,917
SKF AB, A...................................................        Sweden             1,579,633          23,431,309
SKF AB, B...................................................        Sweden               389,720           6,340,307
                                                                                                     ---------------
                                                                                                         198,905,986
                                                                                                     ---------------
MARINE .2%
Koninklijke Vopak NV........................................     Netherlands           1,302,048          23,949,925
                                                                                                     ---------------
MEDIA 1.2%
South China Morning Post Holdings Ltd. .....................      Hong Kong           76,440,400          44,101,362
Wolters Kluwer NV...........................................     Netherlands           3,592,270          76,681,211
                                                                                                     ---------------
                                                                                                         120,782,573
                                                                                                     ---------------
METALS & MINING 2.1%
Barrick Gold Corp. .........................................        Canada             4,897,300          78,509,712
*BHP Billiton PLC...........................................      Australia           10,612,500          50,180,944
Companhia Siderurgica Nacional CSN, ADR.....................        Brazil             1,483,275          20,691,686
Pohang Iron & Steel Co. Ltd. ...............................     South Korea             952,595          67,483,247
                                                                                                     ---------------
                                                                                                         216,865,589
                                                                                                     ---------------
OIL & GAS 5.8%
CNOOC Ltd., ADR.............................................        China              1,455,800          28,883,072
Eni SpA.....................................................        Italy              9,540,000         126,518,303
Husky Energy Inc. ..........................................        Canada             2,641,471          27,179,835
PetroChina Co. Ltd., H......................................        China            551,016,000         112,325,372
Repsol YPF SA...............................................        Spain              8,030,000         135,304,296
Shell Transport & Trading Co. PLC...........................    United Kingdom        19,774,404         162,912,820
                                                                                                     ---------------
                                                                                                         593,123,698
                                                                                                     ---------------
PAPER & FOREST PRODUCTS 4.3%
Holmen Aktiebolag AB, B.....................................        Sweden             3,666,800          75,445,672
M-real OYJ, B...............................................       Finland             2,847,000          18,335,208
Norske Skogindustrier ASA, A................................        Norway             2,182,400          37,535,710

TEMPLETON FOREIGN FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 2001 (CONT.)

                                                                   COUNTRY            SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
PAPER & FOREST PRODUCTS (CONT.)
Stora Enso OYJ, R (EUR Traded)..............................       Finland             5,654,331     $    66,769,282
Stora Enso OYJ, R (EUR/FIM Traded)..........................       Finland             5,763,250          67,270,199
UPM-Kymmene Corp. ..........................................       Finland             5,217,834         171,336,815
                                                                                                     ---------------
                                                                                                         436,692,886
                                                                                                     ---------------
PHARMACEUTICALS .5%
Ono Pharmaceutical Co. Ltd. ................................        Japan              1,500,000          47,266,922
                                                                                                     ---------------
REAL ESTATE 3.5%
Amoy Properties Ltd. .......................................      Hong Kong           13,216,400          14,318,134
Cheung Kong Holdings Ltd. ..................................      Hong Kong           26,976,401         249,019,317
Hang Lung Development Co. Ltd. .............................      Hong Kong           56,816,000          55,360,599
*Inversiones y Representacion SA............................      Argentina            2,377,603           3,328,977
*Inversiones y Representacion SA, GDR.......................      Argentina               39,679             555,506
New World Development Co. Ltd. .............................      Hong Kong            1,241,380           1,265,285
Slough Estates PLC..........................................    United Kingdom         7,000,000          37,109,828
                                                                                                     ---------------
                                                                                                         360,957,646
                                                                                                     ---------------
ROAD & RAIL 1.5%
East Japan Railway Co. .....................................        Japan                 17,330         102,228,142
Seino Transportation Co. Ltd. ..............................        Japan              1,385,000           7,332,045
Stagecoach Holdings PLC.....................................    United Kingdom        32,722,852          40,343,502
                                                                                                     ---------------
                                                                                                         149,903,689
                                                                                                     ---------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS 1.0%
*Hynix Semiconductor Inc., GDR, Reg S.......................     South Korea           1,219,500           3,292,650
Samsung Electronics Co. Ltd. ...............................     South Korea             637,490          94,812,603
                                                                                                     ---------------
                                                                                                          98,105,253
                                                                                                     ---------------
SPECIALTY RETAIL .1%
Best Denki Co. Ltd. ........................................        Japan              1,817,140           7,222,446
                                                                                                     ---------------
TEXTILES & APPAREL .6%
Adidas-Salomon AG...........................................       Germany               133,800           9,030,193
Yue Yuen Industrial Holdings Ltd. ..........................      Hong Kong           27,581,400          53,042,514
                                                                                                     ---------------
                                                                                                          62,072,707
                                                                                                     ---------------
TRADING COMPANIES & DISTRIBUTORS .2%
Samsung Corp. ..............................................     South Korea           4,000,000          20,101,761
                                                                                                     ---------------
TRANSPORTATION INFRASTRUCTURE .7%
BAA PLC.....................................................    United Kingdom         7,479,211          69,591,463
                                                                                                     ---------------

TEMPLETON FOREIGN FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 2001 (CONT.)

                                                                   COUNTRY            SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
WIRELESS TELECOMMUNICATION SERVICES 2.2%
*China Mobile (Hong Kong) Ltd. .............................        China              8,923,000     $    27,856,490
SK Telecom Co. Ltd. ........................................     South Korea             517,300          91,109,589
SK Telecom Co. Ltd., ADR....................................     South Korea           3,873,796          74,299,407
Smartone Telecommunications Holdings Ltd. ..................      Hong Kong           27,127,800          29,215,303
                                                                                                     ---------------
                                                                                                         222,480,789
                                                                                                     ---------------
TOTAL COMMON STOCKS (COST $8,772,835,900)...................                                           8,711,987,212
                                                                                                     ---------------
PREFERRED STOCKS 4.3%
Brasil Telecom Participacoes SA, ADR, pfd...................        Brazil               930,000          27,156,000
Cia Vale do Rio Doce, A, ADR, pfd...........................        Brazil             1,550,500          31,180,555
Cia Vale do Rio Doce, A, pfd................................        Brazil               949,420          19,092,609
Embratel Participacoes SA, ADR, pfd.........................        Brazil            11,405,650          46,192,883
Petroleo Brasileiro SA, pfd.................................        Brazil             6,400,000         137,985,104
*Telecomunicacoes Brasileiras SA, pfd.......................        Brazil           100,000,000               1,176
Volkswagen AG, pfd..........................................       Germany             6,051,340         174,246,051
                                                                                                     ---------------
TOTAL PREFERRED STOCKS (COST $545,605,261)..................                                             435,854,378
                                                                                                     ---------------
                                                                                    PRINCIPAL
                                                                                      AMOUNT
                                                                                  --------------
BONDS 7.9%
U.S. Treasury Bonds:
  8.75%, 8/15/20............................................    United States     $  150,000,000     $   208,336,050
  7.50%, 11/15/24...........................................    United States        150,000,000         189,644,550
  6.75%, 8/15/26............................................    United States        175,000,000         204,941,450
  6.625%, 2/15/27...........................................    United States        175,000,000         202,371,226
                                                                                                     ---------------
TOTAL BONDS (COST $712,019,531).............................                                             805,293,276
                                                                                                     ---------------
SHORT TERM INVESTMENTS (COST $280,268,195) 2.7%
U.S. Treasury Bills, 3.29% to 3.52%, with maturities to
  11/23/01..................................................    United States        281,890,000         280,417,247
                                                                                                     ---------------
TOTAL INVESTMENTS (COST $10,310,728,887) 100.0%.............                                          10,233,552,113
OTHER ASSETS, LESS LIABILITIES..............................                                              (1,375,749)
                                                                                                     ---------------
TOTAL NET ASSETS 100.0%.....................................                                         $10,232,176,364
                                                                                                     ===============

CURRENCY ABBREVIATIONS:

EUR -- European Unit
FIM -- Finnish Markka

*Non-income producing.
                       See Notes to Financial Statements.
 22

TEMPLETON FOREIGN FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2001

Assets:
 Investments in securities, at value (cost
  $10,310,728,887)..........................................    $10,233,552,113
 Cash.......................................................              4,814
 Receivables:
  Investment securities sold................................            642,674
  Capital shares sold.......................................         12,482,903
  Dividends and interest....................................         23,703,592
 Other assets...............................................            155,479
                                                                ---------------
      Total assets..........................................     10,270,541,575
                                                                ---------------
Liabilities:
 Payables:
  Capital shares redeemed...................................         25,197,016
  To affiliates.............................................         11,698,174
 Accrued expenses...........................................          1,470,021
                                                                ---------------
      Total liabilities.....................................         38,365,211
                                                                ---------------
Net assets, at value........................................    $10,232,176,364
                                                                ===============
Net assets consist of:
 Undistributed net investment income........................    $   221,593,316
 Net unrealized depreciation................................        (77,021,295)
 Accumulated net realized loss..............................        (84,548,723)
 Capital shares.............................................     10,172,153,066
                                                                ---------------
Net assets, at value........................................    $10,232,176,364
                                                                ===============
CLASS A:
 Net asset value per share ($9,165,695,547 / 945,698,580
   shares outstanding)......................................              $9.69
                                                                ===============
 Maximum offering price per share ($9.69 / 94.25%)..........             $10.28
                                                                ===============
CLASS B:
 Net asset value and maximum offering price per share
   ($64,359,914 / 6,730,626 shares outstanding)*............              $9.56
                                                                ===============
CLASS C:
 Net asset value per share ($899,274,665 / 94,195,811 shares
   outstanding)*............................................              $9.55
                                                                ===============
 Maximum offering price per share ($9.55 / 99.00%)..........              $9.65
                                                                ===============
ADVISOR CLASS:
 Net asset value and maximum offering price per share
   ($102,846,238 / 10,610,619 shares outstanding)...........              $9.69
                                                                ===============

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.

TEMPLETON FOREIGN FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2001

Investment Income:
 (net of foreign taxes of $36,724,357)
 Dividends..................................................    $341,313,451
 Interest...................................................      75,317,765
                                                                ------------
      Total investment income...............................                    $ 416,631,216
Expenses:
 Management fees (Note 3)...................................      68,362,446
 Administrative fees (Note 3)...............................       8,732,676
 Distribution Fees (Note 3)
  Class A...................................................      25,077,694
  Class B...................................................         580,877
  Class C...................................................       9,851,088
 Transfer agent fees (Note 3)...............................      21,743,700
 Custodian fees.............................................       3,844,650
 Reports to shareholders....................................         190,900
 Registration and filing fees...............................         151,900
 Professional fees..........................................         235,800
 Directors' fees and expenses...............................         168,600
 Other......................................................         288,811
                                                                ------------
      Total expenses........................................                      139,229,142
                                                                                -------------
            Net investment income...........................                      277,402,074
                                                                                -------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments...............................................     127,766,917
  Foreign currency transactions.............................     (16,793,685)
                                                                ------------
      Net realized gain.....................................                      110,973,232
 Net unrealized appreciation (depreciation) on:
  Investments...............................................    (832,822,615)
  Translation of assets and liabilities denominated in
    foreign currencies......................................         155,479
                                                                ------------
      Net unrealized depreciation...........................                     (832,667,136)
                                                                                -------------
Net realized and unrealized loss............................                     (721,693,904)
                                                                                -------------
Net decrease in net assets resulting from operations........                    $(444,291,830)
                                                                                =============

                       See Notes to Financial Statements.
 24

TEMPLETON FOREIGN FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED AUGUST 31, 2001 AND 2000

                                                                     2001                  2000
                                                                -------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................    $   277,402,074       $   277,093,774
  Net realized gain from investments and foreign currency
   transactions.............................................        110,973,232           622,720,638
  Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign
   currencies...............................................       (832,667,136)         (240,218,775)
                                                                -------------------------------------
    Net increase (decrease) in net assets resulting from
      operations............................................       (444,291,830)          659,595,637

 Distributions to shareholders from:
  Net investment income:
   Class A..................................................       (239,784,957)         (360,625,808)
   Class B..................................................           (888,782)             (667,056)
   Class C..................................................        (15,165,960)          (25,163,999)
   Advisor Class............................................         (2,977,700)           (3,197,102)
  Net realized gains:
   Class A..................................................       (216,373,258)         (107,748,785)
   Class B..................................................         (1,127,687)             (236,153)
   Class C..................................................        (21,420,069)          (10,944,178)
   Advisor Class............................................         (2,483,007)             (848,770)
                                                                -------------------------------------
 Total distributions to shareholders........................       (500,221,420)         (509,431,851)

 Capital share transactions (Note 2):
   Class A..................................................     (1,477,846,453)         (588,190,701)
   Class B..................................................         15,965,921            36,451,685
   Class C..................................................       (143,371,347)          (80,162,275)
   Advisor Class............................................         (5,708,441)           38,681,733
                                                                -------------------------------------
 Total capital share transactions...........................     (1,610,960,320)         (593,219,558)
    Net decrease in net assets..............................     (2,555,473,570)         (443,055,772)

Net assets:
 Beginning of year..........................................     12,787,649,934        13,230,705,706
                                                                -------------------------------------
 End of year................................................    $10,232,176,364       $12,787,649,934
                                                                =====================================

Undistributed net investment income included in net assets:
 End of year................................................    $   221,593,316       $   209,231,390
                                                                =====================================

                       See Notes to Financial Statements.

TEMPLETON FOREIGN FUND
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Foreign Fund (the Fund) is a separate, diversified series of Templeton Funds, Inc. (the Company), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital growth. Under normal market conditions, the Fund will invest primarily in the equity securities of companies outside the United States, including emerging markets. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. FOREIGN CURRENCY CONTRACTS:

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

TEMPLETON FOREIGN FUND
Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

d. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

e. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Company are allocated among the funds comprising the Company based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

f. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

The Fund offers four classes of shares: Class A, Class B, Class C and Advisor Class shares. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class, and its exchange privilege.

TEMPLETON FOREIGN FUND
Notes to Financial Statements (continued)

2. CAPITAL STOCK (CONT.)

At August 31, 2001, there were 3.7 billion shares of capital stock authorized ($1.00 par value) of which 2.5 billion shares have been classified as Fund shares as follows: 2 billion Class A shares, 100 million Class B shares, 300 million Class C shares, and 100 million Advisor Class shares. Transactions in the Fund's shares were as follows:

                                                                            YEAR ENDED AUGUST 31,
                                                  --------------------------------------------------------------------------
                                                               2001                                      2000
                                                  --------------------------------------------------------------------------
                                                     SHARES           AMOUNT                  SHARES             AMOUNT
                                                  --------------------------------------------------------------------------
CLASS A SHARES:
Shares sold.....................................   602,659,461    $ 6,024,515,650          1,605,048,001    $ 16,784,247,094
Shares issued on reinvestment of
  distributions.................................    40,373,504        394,010,678             40,186,895         403,012,086
Shares redeemed.................................  (785,853,822)    (7,896,372,781)        (1,695,094,219)    (17,775,449,881)
                                                  --------------------------------------------------------------------------
Net decrease....................................  (142,820,857)   $(1,477,846,453)           (49,859,323)   $   (588,190,701)
                                                  ==========================================================================

                                                                            YEAR ENDED AUGUST 31,
                                                  --------------------------------------------------------------------------
                                                               2001                                      2000
                                                  --------------------------------------------------------------------------
                                                     SHARES           AMOUNT                  SHARES             AMOUNT
                                                  --------------------------------------------------------------------------
CLASS B SHARES:
Shares sold.....................................     2,176,420    $    21,517,926              3,783,812    $     39,379,639
Shares issued on reinvestment of
  distributions.................................       180,609          1,748,941                 79,936             795,360
Shares redeemed.................................      (737,908)        (7,300,946)              (359,626)         (3,723,314)
                                                  --------------------------------------------------------------------------
Net increase....................................     1,619,121    $    15,965,921              3,504,122    $     36,451,685
                                                  ==========================================================================

                                                                            YEAR ENDED AUGUST 31,
                                                  --------------------------------------------------------------------------
                                                               2001                                      2000
                                                  --------------------------------------------------------------------------
                                                     SHARES           AMOUNT                  SHARES             AMOUNT
                                                  --------------------------------------------------------------------------
CLASS C SHARES:
Shares sold.....................................    21,069,537    $   209,460,665             70,313,549    $    726,082,952
Shares issued on reinvestment of
  distributions.................................     3,023,763         29,227,590              2,862,681          28,369,048
Shares redeemed.................................   (38,442,593)      (382,059,602)           (80,689,588)       (834,614,275)
                                                  --------------------------------------------------------------------------
Net decrease....................................   (14,349,293)   $  (143,371,347)            (7,513,358)   $    (80,162,275)
                                                  ==========================================================================

                                                                            YEAR ENDED AUGUST 31,
                                                  --------------------------------------------------------------------------
                                                               2001                                      2000
                                                  --------------------------------------------------------------------------
                                                     SHARES           AMOUNT                  SHARES             AMOUNT
                                                  --------------------------------------------------------------------------
ADVISOR CLASS SHARES:
Shares sold.....................................     6,457,699    $    64,550,928              9,544,625    $     99,653,723
Shares issued on reinvestment of
  distributions.................................       498,677          4,865,483                348,516           3,480,468
Shares redeemed.................................    (7,438,624)       (75,124,852)            (6,153,094)        (64,452,458)
                                                  --------------------------------------------------------------------------
Net increase/decrease...........................      (482,248)   $    (5,708,441)             3,740,047    $     38,681,733
                                                  ==========================================================================

TEMPLETON FOREIGN FUND
Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of Templeton Global Advisors Ltd. (TGAL), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee to TGAL based on the average daily net assets of the Fund as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.75%         First $200 million
0.675%        Over $200 million, up to and including $1.3 billion
0.60%         Over $1.3 billion

The Fund pays its allocated share of an administrative fee to FT Services based on the Company's aggregate average daily net assets as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

The Fund reimburses Distributors for costs incurred in marketing the Fund's shares up to 0.25%, 1.00%, and, 1.00% per year of the average daily net assets of Class A, Class B, and Class C shares, respectively. Under the Class A distribution plan, costs and expenses exceeding the maximum may be reimbursed in subsequent periods. At August 31, 2001, unreimbursed costs were $3,782,595. Distributors received net commissions from sales of the Fund's shares and received contingent deferred sales charges for the year of $506,144 and $595,965, respectively.

4. INCOME TAXES

At August 31, 2001, net unrealized depreciation based on the cost of investments for income tax purposes of $10,351,278,344 was as follows:

Unrealized appreciation....................................  $ 1,148,749,274
Unrealized depreciation....................................   (1,266,475,505)
                                                             ---------------
Net unrealized depreciation................................  $  (117,726,231)
                                                             ===============

Net investment income and net realized gains differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and losses realized subsequent to October 31 on the sale of securities.

TEMPLETON FOREIGN FUND
Notes to Financial Statements (continued)

4. INCOME TAXES (CONT.)

At August 31, 2001, the Fund had deferred capital losses occurring subsequent to October 31, 2000 of $43,999,266. For tax purposes, such losses will be reflected in the year ending August 31, 2002.

The Fund utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividend paid deduction for tax purposes.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended August 31, 2001 aggregated $2,289,232,113 and $3,223,385,653, respectively.

TEMPLETON FOREIGN FUND
INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders of Templeton Foreign Fund

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Templeton Foreign Fund series of Templeton Funds, Inc. (the "Fund") at August 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended August 31, 1998 were audited by other independent accountants whose report dated September 29, 1998 expressed an unqualified opinion on those financial statements.

PricewaterhouseCoopers LLP
San Francisco, California
September 26, 2001

TEMPLETON FOREIGN FUND
Tax Designation

Under Section 852(b)(3)(C) of the Internal Revenue Code, the Fund hereby designates $136,263,146 as a capital gain dividend for the fiscal year ended August 31, 2001.

At August 31, 2001, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the fund on these investments. The Fund intends to make an election under Section 853 of the Internal Revenue Code. This election will allow shareholders to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them.

The following table provides a breakdown by country of foreign source income and foreign taxes paid, as designated by the Fund, to Class A, Class B, Class C, and Advisor Class shareholders of record on October 18, 2001.

                                                                      CLASS A                               CLASS B
                                                         ------------------------------------------------------------------------
                                                          FOREIGN TAX       FOREIGN SOURCE      FOREIGN TAX       FOREIGN SOURCE
COUNTRY                                                  PAID PER SHARE    INCOME PER SHARE    PAID PER SHARE    INCOME PER SHARE
---------------------------------------------------------------------------------------------------------------------------------
Argentina..............................................     $0.0000            $0.0049            $0.0000            $0.0040
Australia..............................................      0.0000             0.0111             0.0000             0.0093
Belgium................................................      0.0006             0.0030             0.0006             0.0025
Bermuda................................................      0.0000             0.0031             0.0000             0.0026
Brazil.................................................      0.0032             0.0296             0.0032             0.0246
Canada.................................................      0.0011             0.0053             0.0011             0.0044
China..................................................      0.0000             0.0064             0.0000             0.0053
Finland................................................      0.0034             0.0171             0.0034             0.0142
France.................................................      0.0011             0.0050             0.0011             0.0042
Germany................................................      0.0019             0.0190             0.0019             0.0158
Hong Kong..............................................      0.0000             0.0308             0.0000             0.0256
Italy..................................................      0.0005             0.0025             0.0005             0.0020
Japan..................................................      0.0008             0.0041             0.0008             0.0034
Mexico.................................................      0.0006             0.0064             0.0006             0.0053
Netherlands............................................      0.0023             0.0115             0.0023             0.0095
New Zealand............................................      0.0004             0.0019             0.0004             0.0016
Norway.................................................      0.0004             0.0022             0.0004             0.0018
Singapore..............................................      0.0010             0.0035             0.0010             0.0029
South Africa...........................................      0.0000             0.0003             0.0000             0.0003
South Korea............................................      0.0012             0.0052             0.0012             0.0043
Spain..................................................      0.0024             0.0117             0.0024             0.0097
Sweden.................................................      0.0063             0.0278             0.0063             0.0231
Switzerland............................................      0.0007             0.0032             0.0007             0.0027
United Kingdom.........................................      0.0071             0.0531             0.0071             0.0441
                                                         ------------------------------------------------------------------------
TOTAL..................................................     $0.0350            $0.2687            $0.0350            $0.2232
                                                         ========================================================================

TEMPLETON FOREIGN FUND
Tax Designation (continued)

                                                                      CLASS C                            ADVISOR CLASS
                                                         ------------------------------------------------------------------------
                                                          FOREIGN TAX       FOREIGN SOURCE      FOREIGN TAX       FOREIGN SOURCE
COUNTRY                                                  PAID PER SHARE    INCOME PER SHARE    PAID PER SHARE    INCOME PER SHARE
---------------------------------------------------------------------------------------------------------------------------------
Argentina..............................................     $0.0000            $0.0037            $0.0000            $0.0052
Australia..............................................      0.0000             0.0086             0.0000             0.0120
Belgium................................................      0.0006             0.0023             0.0006             0.0033
Bermuda................................................      0.0000             0.0024             0.0000             0.0033
Brazil.................................................      0.0032             0.0229             0.0032             0.0319
Canada.................................................      0.0011             0.0041             0.0011             0.0057
China..................................................      0.0000             0.0049             0.0000             0.0069
Finland................................................      0.0034             0.0132             0.0034             0.0184
France.................................................      0.0011             0.0039             0.0011             0.0054
Germany................................................      0.0019             0.0146             0.0019             0.0204
Hong Kong..............................................      0.0000             0.0237             0.0000             0.0332
Italy..................................................      0.0005             0.0019             0.0005             0.0026
Japan..................................................      0.0008             0.0031             0.0008             0.0044
Mexico.................................................      0.0006             0.0050             0.0006             0.0069
Netherlands............................................      0.0023             0.0089             0.0023             0.0124
New Zealand............................................      0.0004             0.0015             0.0004             0.0021
Norway.................................................      0.0004             0.0017             0.0004             0.0024
Singapore..............................................      0.0010             0.0027             0.0010             0.0037
South Africa...........................................      0.0000             0.0003             0.0000             0.0004
South Korea............................................      0.0012             0.0040             0.0012             0.0056
Spain..................................................      0.0024             0.0090             0.0024             0.0126
Sweden.................................................      0.0063             0.0215             0.0063             0.0300
Switzerland............................................      0.0007             0.0025             0.0007             0.0035
United Kingdom.........................................      0.0071             0.0410             0.0071             0.0572
                                                         ------------------------------------------------------------------------
TOTAL..................................................     $0.0350            $0.2074            $0.0350            $0.2895
                                                         ========================================================================

In January 2002, shareholders will receive Form 1099-DIV which will include their share of taxes withheld and foreign source income distributed during the calendar year 2001. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

[Franklin Templeton Investments Logo]


Franklin Templeton Investments
One Franklin Parkway
San Mateo, CA 94403-1906


ANNUAL REPORT
TEMPLETON FOREIGN FUND

AUDITORS
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, CA 94105

PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Templeton Foreign Fund prospectus, which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

104 A2001 10/01                        [Recycled Logo] Printed on recycled paper